INVESTMENT IN ASSOCIATE & CONVERTIBLE NOTES RECEIVABLE, RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN ASSOCIATE & CONVERTIBLE NOTES RECEIVABLE, RELATED PARTY

NOTE 19 — INVESTMENT IN ASSOCIATE & CONVERTIBLE NOTES RECEIVABLE, RELATED PARTY

Until February 20, 2024, the Company held an equity method investment in a related party, Ketomei, and also had a convertible note receivable with Ketomei. The following table shows the activity of the investment and note during the nine months ended September 30, 2024.

	December 31, 2023	Additions	Loss on investment	Impairment	September 30, 2024
Investment in associate, related party	$-	$14,744	$(14,744)	$-	$-
Convertible note receivable, related party	-	42,328	-	(42,328)	-
Total	$-	$57,072	$(14,744)	$(42,328)	$-

	December 31, 2022	Additions	Loss on investment	Impairment	September 30, 2023
Investment in associate, related party	$155,369	$51,532	$(70,336)	$-	$136,565
Convertible note receivable, related party	198,125	128,021	-	-	326,146
Total	$353,494	$179,553	$(70,336)	$-	$462,711

During the first nine months of 2024, the Company impaired convertible note receivable of $42,328 to $0 and total impairment expenses were $42,328.

On February 20, 2024, the Company invested an additional $312,064 for an additional 38.41% ownership interest in Ketomei by converting $312,064 of convertible loan. The loan was impaired at the year ended December 31, 2023, therefore, $312,064 was transferred from impairment of convertible loan to impairment of equity method investment. After this additional investment, the Company owns 55.65% of Ketomei’s outstanding shares and Ketomei is consolidated into the financial statements of HWH International Inc. beginning on February 20, 2024.

During the nine months ended September 30, 2024, the Company held convertible notes receivable with SHRG. The following table shows the activity of the notes during the nine months ended September 30, 2024.

	December 31, 2023	Additions	Net Unrealized Losses	September 30, 2024
Convertible note receivable - related party	$-	$850,000	$110,410	$739,590
Total	$-	$850,000	$110,410	$739,590

During the nine months ended September 30, 2024, the Company revalued the convertible note receivable with SHRG of $850,000 to $739,590. The total $256,555 revaluated loss amount was booked in unrealized loss on convertible note receivable – related party and $146,145 revaluated gain amount was booked in additional paid in capital as this was a related party transaction.

Note 18. Investment in Associate & Convertible Note Receivable, related party

During the years ended December 31, 2022 and 2023, the Company held an equity method investment in a related party, Ketomei, and also had a convertible note receivable with Ketomei. The following table shows the activity of the investment and note during those two years.

	December 31, 2022	Additions	Loss on investment	Impairment	December 31, 2023
Investment in associate, related party	$155,369	$4,128	$(33,898)	$(125,599)	$-
Convertible note receivable, related party	198,125	170,174	-	(368,299)	-
Total	$353,494	$174,302	$(33,898)	$(493,898)	$-

	December 31, 2021	Additions	Loss on investment	Impairment	December 31, 2022
Investment in associate, related party	$-	$256,318	$(100,949)	$-	$155,369
Convertible note receivable, related party	76,723	121,402	-	-	198,125
Total	$76,723	$377,720	$(100,949)	$-	$353,494

During the year, the Company impaired the investment in associate of $155,369 to $0 and convertible note receivable of $368,299 to $0.